Cover	Mar. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2023
Entity File Number	001-36459
Entity Registrant Name	VANECK MERK GOLD TRUST
Entity Central Index Key	0001546652
Entity Tax Identification Number	46-6582016
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	c/o Merk Investments LLC
Entity Address, Address Line Two	1150 Chestnut St
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	323-4341
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	VanEck Merk Gold Shares
Trading Symbol	OUNZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false